Stock-Based Compensation Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of option activity with respect to employees and independent directors
	Number of Shares	Average Exercise Price per Share (post-reverse stock split price)	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2021	500	$16.1	6.32
Exercisable at January 1, 2021	500	$16.1	6.32
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding at June 30, 2021	500	$16.1	5.82
Exercisable at June 30, 2021	500	$16.1	5.82

	Number of Shares	Average Exercise Price per Share (post-reverse stock split price)	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2019	900	$54.3	5.41
Exercisable at January 1, 2019	900	$54.3	5.41
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding at December 31, 2019	900	54.3	4.41
Exercisable at December 31, 2019	900	54.3	4.41
Granted	-	-	-
Exercised	-	-	-
Expired	(400)	102.0	-
Outstanding at December 31, 2020	500	$16.1	6.32
Exercisable at December 31, 2020	500	$54.3	6.32